Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds CLF in Thousands, SFr in Millions, $ in Millions, $ in Millions, ¥ in Billions	12 Months Ended
	Dec. 31, 2025 CLP ($)	Dec. 31, 2024 CLP ($)	Dec. 31, 2025 CLF	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CLF	Dec. 31, 2024 CHF (SFr)
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | $	$ 306,629,511	$ 220,811,161
Senior bonds | UF
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			CLF 17,540				CLF 21,302
Senior bonds | UF | BSTD180624
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			1,300
Term (years)	1 year 10 months 24 days
Issuance rate (% annual)	2.00%
Senior bonds | UF | BSTD180624
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			1,700
Term (years)	1 year 9 months 18 days
Issuance rate (% annual)	2.00%
Senior bonds | UF | BSTD230822
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			100
Term (years)	6 years
Issuance rate (% annual)	3.00%
Senior bonds | UF | BSTD230822
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			200
Term (years)	6 years
Issuance rate (% annual)	3.00%
Senior bonds | UF | BSTD120923
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			800
Term (years)	8 years 7 months 6 days
Issuance rate (% annual)	3.00%
Senior bonds | UF | BSTD151023
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			1,385
Term (years)	2 years 7 months 6 days
Issuance rate (% annual)	2.00%
Senior bonds | UF | BSTDA61022
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			600
Term (years)	12 years 6 months
Issuance rate (% annual)	3.00%
Senior bonds | UF | BSTD120923
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			300
Term (years)	8 years 4 months 24 days
Issuance rate (% annual)	3.00%
Senior bonds | UF | BSTD120923
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			500
Term (years)	8 years 4 months 24 days
Issuance rate (% annual)	3.00%
Senior bonds | UF | BSTD120923
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			100
Term (years)	8 years 4 months 24 days
Issuance rate (% annual)	3.00%
Senior bonds | UF | BSTD120923
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			500
Term (years)	8 years 4 months 24 days
Issuance rate (% annual)	3.00%
Senior bonds | UF | BSTD230822
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			620
Term (years)	5 years 9 months 18 days
Issuance rate (% annual)	3.00%
Senior bonds | UF | BSTD120923
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			20
Term (years)	8 years 4 months 24 days
Issuance rate (% annual)	3.00%
Senior bonds | UF | BSTD211024
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			350
Term (years)	2 years
Issuance rate (% annual)	2.00%
Senior bonds | UF | BSTD211024
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			200
Term (years)	2 years
Issuance rate (% annual)	2.00%
Senior bonds | UF | BSTD120923
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			780
Term (years)	8 years 4 months 24 days
Issuance rate (% annual)	3.00%
Senior bonds | UF | BSTD230822
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			180
Term (years)	5 years 9 months 18 days
Issuance rate (% annual)	3.00%
Senior bonds | UF | BSTDA61022
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			1,365
Term (years)	12 years 6 months
Issuance rate (% annual)	3.00%
Senior bonds | UF | BSTDA61022
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			350
Term (years)	12 years 4 months 24 days
Issuance rate (% annual)	3.00%
Senior bonds | UF | BSTD211024
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			148
Term (years)	2 years 3 months 18 days
Issuance rate (% annual)	2.00%
Senior bonds | UF | BSTD211024
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			2
Term (years)	1 year 9 months 18 days
Issuance rate (% annual)	2.00%
Senior bonds | UF | BSTDA61022
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			100
Term (years)	12 years 4 months 24 days
Issuance rate (% annual)	3.00%
Senior bonds | UF | BSTD211024
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			200
Term (years)	1 year 10 months 24 days
Issuance rate (% annual)	2.00%
Senior bonds | UF | BSTD230822
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			510
Term (years)	5 years 6 months
Issuance rate (% annual)	2.65%
Senior bonds | UF | BSTD211024
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			1,200
Term (years)	1 year 7 months 6 days
Issuance rate (% annual)	2.30%
Senior bonds | UF | 6XBSTD230822
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			100
Term (years)	5 years 3 months 18 days
Issuance rate (% annual)	2.65%
Senior bonds | UF | 7XBSTD230822
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			150
Term (years)	5 years 3 months 18 days
Issuance rate (% annual)	2.65%
Senior bonds | UF | 8XBSTD230822
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			300
Term (years)	5 years 3 months 18 days
Issuance rate (% annual)	2.65%
Senior bonds | UF | 9XBSTD230822
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			150
Term (years)	5 years 3 months 18 days
Issuance rate (% annual)	2.65%
Senior bonds | UF | 10BSTD230822
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			400
Term (years)	5 years 3 months 18 days
Issuance rate (% annual)	2.65%
Senior bonds | UF | 11BSTD230822
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			100
Term (years)	5 years 3 months 18 days
Issuance rate (% annual)	2.65%
Senior bonds | UF | 12BSTD230822
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			200
Term (years)	5 years 3 months 18 days
Issuance rate (% annual)	2.65%
Senior bonds | UF | 6XBSTD210622
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			530
Term (years)	4 years 1 month 6 days
Issuance rate (% annual)	2.75%
Senior bonds | UF | 13BSTD230822
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			400
Term (years)	5 years 3 months 18 days
Issuance rate (% annual)	2.65%
Senior bonds | UF | 0XBSTDBA0225
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			400
Term (years)	6 years 9 months 18 days
Issuance rate (% annual)	3.00%
Senior bonds | UF | 14BSTD230822
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			300
Term (years)	5 years 3 months 18 days
Issuance rate (% annual)	2.65%
Senior bonds | UF | 1XBSTD220425
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			800
Term (years)	14 years 4 months 24 days
Issuance rate (% annual)	3.00%
Senior bonds | UF | 2XBSTD220425
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts			CLF 200
Term (years)	14 years 4 months 24 days
Senior bonds | UF | AA13
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts							1,795
Term (years)		7 years 6 months
Issuance rate (% annual)		3.40%
Senior bonds | UF | AA14
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts							4,567
Term (years)		9 years
Issuance rate (% annual)		3.30%
Senior bonds | UF | W3
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts							3,160
Term (years)		6 years
Issuance rate (% annual)		1.60%
Senior bonds | UF | AA15
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts							1,615
Term (years)		9 years
Issuance rate (% annual)		3.20%
Senior bonds | UF | AA16
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts							3,000
Term (years)		6 years
Issuance rate (% annual)		3.20%
Senior bonds | UF | T21
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts							2,165
Term (years)		9 years
Issuance rate (% annual)		2.75%
Senior bonds | UF | T19
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts							CLF 5,000
Term (years)		6 years
Issuance rate (% annual)		2.65%
Senior bonds | CLP
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | $	$ 328,550	$ 145,550
Senior bonds | CLP | BSTD110723
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | $	$ 50,000
Term (years)	2 years 2 months 12 days
Issuance rate (% annual)	6.00%
Senior bonds | CLP | BSTDA91122
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | $	$ 30,300
Term (years)	5 years 6 months
Issuance rate (% annual)	6.00%
Senior bonds | CLP | BSTD170624
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | $	$ 3,000
Term (years)	3 years
Issuance rate (% annual)	6.00%
Senior bonds | CLP | BSTDA21222
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | $	$ 77,750
Term (years)	4 years
Issuance rate (% annual)	6.00%
Senior bonds | CLP | BSTD170624
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | $	$ 10,000
Term (years)	3 years
Issuance rate (% annual)	6.00%
Senior bonds | CLP | BSTD170624
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | $	$ 5,000
Term (years)	3 years
Issuance rate (% annual)	6.00%
Senior bonds | CLP | BSTDA40922
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | $	$ 90,000
Term (years)	7 years 9 months 18 days
Issuance rate (% annual)	6.00%
Senior bonds | CLP | BSTD170624
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | $	$ 20,000
Term (years)	3 years
Issuance rate (% annual)	6.00%
Senior bonds | CLP | 1XBSTDBI0525
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | $	$ 40,000
Term (years)	2 years 6 months
Issuance rate (% annual)	6.10%
Senior bonds | CLP | 2XBSTDBI0525
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | $	$ 2,500
Term (years)	2 years 4 months 24 days
Issuance rate (% annual)	6.10%
Senior bonds | CLP | AA7
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | $		$ 7,350
Term (years)		5 years 6 months
Issuance rate (% annual)		6.80%
Senior bonds | CLP | AA10
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | $		$ 25,000
Term (years)		5 years 6 months
Issuance rate (% annual)		7.10%
Senior bonds | CLP | AA8
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | $		$ 67,500
Term (years)		3 years 6 months
Issuance rate (% annual)		6.70%
Senior bonds | CLP | AA2
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | $		$ 4,000
Term (years)		6 years
Issuance rate (% annual)		6.20%
Senior bonds | CLP | AA9
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | $		$ 41,700
Term (years)		8 years
Issuance rate (% annual)		6.30%
Senior bonds | CHF
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | SFr				SFr 140				SFr 225
Term (years)		1 year
Issuance rate (% annual)		1.60%
Senior bonds | CHF | Bono CHF BNP & ZKB
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | SFr				SFr 140
Term (years)	5 years 3 months 18 days
Issuance rate (% annual)	1.19%
Senior bonds | JPY
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | ¥					¥ 14,000,000
Senior bonds | JPY | Bono JPY Santander SA
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | ¥					4,000,000
Term (years)	20 years
Issuance rate (% annual)	2.80%
Senior bonds | JPY | Bono JPY Daiwa ESG
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | ¥					¥ 10,000,000
Term (years)	3 years
Issuance rate (% annual)	1.50%
Senior bonds | USD
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | $						$ 20
Senior bonds | USD | Bono USD SOFR Daiwa
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | $						10
Term (years)	5 years
Issuance rate (% annual)	5.05%
Senior bonds | USD | XS3257573298 [Member]
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | $						$ 10
Term (years)	5 years
Issuance rate (% annual)	4.70%